CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2010		$ 346,366	$ 149,396,907	$ (151,341,303)	$ (1,598,030)
Balance (in shares) at Sep. 30, 2010		346,366,244
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued in settlement of convertible debentures and interest		5,808	404,189		409,997
Common stock issued in settlement of convertible debentures and interest (in shares)		5,807,643
Sale of common stock		105,263	4,629,737		4,735,000
Sale of common stock (in shares)		105,263,159
Fair value of warrants issued for services			217,971		217,971
Equity based compensation			502,082		502,802
Fair value of vested options issued to directors, officers and employees			1,485,068		1,485,068
Common stock issued in exchange for consulting services		889	64,111		65,000
Common stock issued in exchange for consulting services (in shares)		888,813			888,813
Common stock issued as officer compensation		15,000	862,500		877,500
Common stock issued as officer compensation (in shares)		15,000,000
Change in fair value of extended vested options			738,810		738,810
Beneficial conversion feature relating to convertible debentures			2,086,341		2,086,341
Net loss				(10,515,124)	(10,515,124)
Balance at Sep. 30, 2011		473,326	160,387,716	(161,856,427)	(995,385)
Balance (in shares) at Sep. 30, 2011		473,325,859			473,325,859
Balance at Oct. 01, 2011		473,326	160,387,716	(161,856,427)
Balance (in shares) at Oct. 01, 2011		473,325,859
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued in settlement of convertible debentures and interest		122,532	4,667,408		4,789,940
Common stock issued in settlement of convertible debentures and interest (in shares)		122,531,901			22,924,513
Sale of common stock		44,964	2,056,036		2,101,000
Sale of common stock (in shares)		44,963,516
Exercise of warrants and options cashlessly		5,361	(5,361)
Exercise of warrants and options cashlessly (in shares)		5,361,274
Fair value of warrants issued for services			58,238		58,238
Equity based compensation			1,953,844		1,953,844
Net loss				(7,150,712)	(7,150,712)
Balance at Sep. 30, 2012		646,183	169,117,881	(169,007,139)	756,925
Balance (in shares) at Sep. 30, 2012		646,182,550			646,182,550
Balance at Oct. 01, 2012		646,183	169,117,881	(169,007,139)
Balance (in shares) at Oct. 01, 2012		646,182,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Series A preferred stock	6		5,499,994		5,500,000
Sale of Series A preferred stock (in shares)	5,500
Sale of Series B preferred stock	6		5,234,994		5,235,000
Sale of Series B preferred stock (in shares)	5,500
Sale of common stock		21,448	1,416,698		1,438,146
Sale of common stock (in shares)		21,447,875
Common stock issued in conversion of Series A preferred stock	(6)	25,463	(25,457)
Common stock issued in conversion of Series A preferred stock (in shares)	(5,500)	25,462,963
Common stock issued in conversion of Series B preferred stock	(6)	42,308	(42,302)
Common stock issued in conversion of Series B preferred stock (in shares)	(5,500)	42,307,692
Exercise of warrants and options		1,525	149,975		151,500
Exercise of warrants and options (in shares)		1,525,000
Purchase and cancellation of issued warrants			(60,000)		(60,000)
Fair value of warrants issued for services			28,256		28,256
Reclassification of warrants upon exercise			7,326,553		7,326,553
Exercise of warrants cashlessly		44,961	(44,961)
Exercise of warrants cashlessly (in shares)		44,961,392
Equity based compensation			1,926,129		1,926,129
Exercise of options cashlessly		4,639	(4,639)
Exercise of options cashlessly (in shares)		4,639,483
Net loss				(17,686,472)	(17,686,472)
Balance at Sep. 30, 2013		$ 786,527	$ 190,523,121	$ (186,693,611)	$ 4,616,037
Balance (in shares) at Sep. 30, 2013		786,526,955			786,526,955